Stockholders' Equity (Details) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
		Sep. 13, 2023	Aug. 14, 2023	Feb. 28, 2023	Jan. 31, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Jan. 04, 2024	Dec. 28, 2023	Dec. 31, 2021
Stockholders' Equity [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001	[1]	$ 0.0001	[1]		$ 0.0001
Common stock, authorized	[1]						500,000,000		500,000,000
Common stock, voting rights							common stock are entitled to vote on a 1 share/1 vote basis
Common stock, outstanding	[1]						495,454,546		437,735,093
Private placement (in Dollars)		$ 200,000	$ 5,025,000				$ 5,225,000
Private Placement, shares					330,952,906
Share exchange totaled (in Dollars)							$ 571,796
Warrants expired							20,960,439
Warrants term							5 years
Warrants exercise price (in Dollars per share)							$ 0.033
Exercise price of the warrants							300.00%
Exceeds price (in Dollars)							$ 500,000
Warrant redeemed (in Dollars per share)							$ 0.001
Share-based compensation expense (in Dollars)							$ 2,253,793		19,908
Share-based compensation expense (in Dollars)							2,253,793		19,908
General and administrative expenses (in Dollars)							1,612,173		14,146
Share based compensation relating to research and development expenses (in Dollars)							641,620		$ 5,762
Unrecognized compensation (in Dollars)							$ 2,047,973
Weighted average period									11 months 15 days
Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
closing stock price per share (in Dollars per share)							$ 2.33		$ 2.72				$ 0.01
Options outstanding							163,142,084
Share-based compensation expense (in Dollars)							$ 4,261,809
Share exchange (in Dollars)							1,420,603
Fair value of stock options (in Dollars)							$ 1,420,603		$ 19,225
Weighted average grant per share (in Dollars per share)							$ 0.03		$ 1.38
Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Private Placement, shares	[2]						(330,952,906)
Treasury Stock, Common [Member]
Stockholders' Equity [Line Items]
Shares of Common Stock were returned				330,952,906
Minimum [Member]
Stockholders' Equity [Line Items]
Common stock, authorized												500,000,000
Minimum [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, authorized											500,000,000
Maximum [Member]
Stockholders' Equity [Line Items]
Common stock, authorized												3,254,475,740
Maximum [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, authorized											3,254,475,740
Warrants [Member]
Stockholders' Equity [Line Items]
Warrants to purchase common shares							510,794,865
Private Dror Shareholders [Member]
Stockholders' Equity [Line Items]
Number of warrants issued			489,834,426
Private Placement Common Stock Warrants [Member]
Stockholders' Equity [Line Items]
Number of warrants issued			456,818,176				18,181,817
Warrants [Member]
Stockholders' Equity [Line Items]
closing stock price per share (in Dollars per share)							$ 2.33		$ 2.72				$ 0.01
Private Placement [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Private Placement, shares							186,363,631
Series A Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, outstanding									7,576,999
Stock conversion price (in Dollars per share)							$ 0.011
Common shares issuable per share converted							100
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity [Line Items]
Private Placement, shares						2,886,364
Series A Preferred Stock [Member] | Private Placement [Member] | Preferred Stock [Member]
Stockholders' Equity [Line Items]
Private Placement, shares							2,886,364
Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, authorized							12,500,000
Preferred stock, par value (in Dollars per share)							$ 0.0001

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1
[2]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1